Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Parenthetical) (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	May 18, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Unit Basic And Diluted [Line Items]
Subordinated units converted in to common units	One-for-one basis			One-for-one basis
Net Income		$ (3,449)	$ (7,860)	$ (7,881)	$ (12,727)
IDR Holders [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net Income		600	500	1,200	900
KNOT [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Cash distributions		$ 600	$ 500	$ 1,200	$ 900